UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-805

Salomon Brothers Investors Value Fund Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq. Smith Barney Fund Management LLC 300 First Stamford Place Stamford, CT 06902 (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31 Date of reporting period: September 30, 2004

ITEM 1.          SCHEDULE OF INVESTMENTS

SALOMON BROTHERS INVESTMENT SERIES

SALOMON BROTHERS INVESTORS VALUE FUND INC.

INVESTORS VALUE FUND

FORM N-Q SEPTEMBER 30, 2004

SALOMON BROTHERS INVESTORS VALUE FUND

Schedules of Investments (unaudited)	September 30, 2004

SHARES	SECURITY	VALUE

COMMON STOCK — 94.4%
CONSUMER DISCRETIONARY — 11.6%
Hotels, Restaurants & Leisure — 1.7%
1,074,400	McDonald’s Corp.	$30,115,432

Household Durables — 0.8%
757,400	Newell Rubbermaid Inc.	15,178,296

Leisure Equipment & Products — 1.2%
1,188,300	Mattel, Inc. (a)	21,543,879

Media — 6.6%
431,290	Comcast Corp., Class A Shares (b)	12,179,630
468,600	Comcast Corp., Special Class A Shares (b)	13,083,312
2,291,700	Liberty Media Corp., Series A Shares (b)	19,983,624
114,585	Liberty Media International, Inc., Series A Shares (b)	3,822,785
780,000	The News Corp. Ltd., Sponsored ADR (a)	24,437,400
1,412,300	Time Warner Inc. (b)	22,794,522
730,700	Viacom Inc., Class B Shares	24,522,292

		120,823,565

Multiline Retail — 1.3%
299,900	Target Corp.	13,570,475
173,900	Wal-Mart Stores, Inc.	9,251,480

		22,821,955

	TOTAL CONSUMER DISCRETIONARY	210,483,127

CONSUMER STAPLES — 6.5%
Food & Drug Retailing — 2.5%
1,993,900	The Kroger Co. (b)	30,945,328
771,000	Safeway Inc. (b)	14,888,010

		45,833,338

Household Products — 1.7%
466,700	Kimberly-Clark Corp. (a)	30,144,153

Tobacco — 2.3%
896,300	Altria Group, Inc.	42,161,952

	TOTAL CONSUMER STAPLES	118,139,443

ENERGY — 10.7%
Energy Equipment & Services — 2.7%
794,400	ENSCO International Inc. (a)	25,953,048
460,000	GlobalSantaFe Corp.	14,099,000
201,600	Nabors Industries, Ltd. (a)(b)	9,545,760

		49,597,808

Oil & Gas — 8.0%
597,800	BP PLC, ADR	34,391,434
735,800	ChevronTexaco Corp.	39,468,312
123,800	Marathon Oil Corp. (a)	5,110,464
530,100	Royal Dutch Petroleum Co.	27,353,160
380,200	Total SA, ADR (a)	38,845,034

		145,168,404

	TOTAL ENERGY	194,766,212

See Notes to Schedule of Investments.

SALOMON BROTHERS INVESTORS VALUE FUND

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE

FINANCIALS — 22.8%
Banks — 8.2%
1,165,978	Bank of America Corp.	$50,521,826
592,900	The Bank of New York Co., Inc.	17,294,893
804,500	U.S. Bancorp	23,250,050
516,000	Wachovia Corp.	24,226,200
401,100	Washington Mutual, Inc. (a)	15,674,988
301,100	Wells Fargo & Co.	17,954,593

		148,922,550

Diversified Financials — 8.8%
452,100	American Express Co.	23,265,066
279,000	Capital One Financial Corp.	20,618,100
209,500	Goldman Sachs Group, Inc.	19,533,780
485,560	J.P. Morgan Chase & Co.	19,291,299
842,200	MBNA Corp.	21,223,440
458,900	Merrill Lynch & Co., Inc.	22,816,508
357,200	Morgan Stanley	17,609,960
677,200	Waddell & Reed Financial, Inc., Class A Shares (a)	14,898,400

		159,256,553

Insurance — 3.6%
492,800	American International Group, Inc.	33,505,472
311,400	Loews Corp.	18,216,900
405,000	The St. Paul Travelers Cos., Inc.	13,389,300

		65,111,672

Real Estate — 2.2%
749,100	Equity Office Properties Trust	20,412,975
628,100	Equity Residential	19,471,100

		39,884,075

	TOTAL FINANCIALS	413,174,850

HEALTHCARE — 9.2%
HealthCare Providers & Services — 0.7%
345,700	HCA Inc.	13,188,455

Pharmaceuticals — 8.5%
546,400	GlaxoSmithKline PLC, ADR (a)	23,894,072
316,400	Johnson & Johnson	17,822,812
510,300	Merck & Co., Inc.	16,839,900
1,578,200	Pfizer Inc.	48,292,920
1,037,000	Schering-Plough Corp. (a)	19,765,220
718,600	Wyeth	26,875,640

		153,490,564

	TOTAL HEALTHCARE	166,679,019

INDUSTRIALS — 7.7%
Aerospace & Defense — 4.2%
520,300	The Boeing Co.	26,857,886
488,400	Lockheed Martin Corp.	27,242,952
227,400	United Technologies Corp.	21,234,612

		75,335,450

See Notes to Schedule of Investments.

SALOMON BROTHERS INVESTORS VALUE FUND

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE

Commercial Services & Supplies — 1.9%
302,000	Avery Dennison Corp. (a)	$19,865,560
509,600	Waste Management, Inc. (a)	13,932,464

		33,798,024

Industrial Conglomerates — 1.6%
830,300	Honeywell International Inc.	29,774,558

	TOTAL INDUSTRIALS	138,908,032

INFORMATION TECHNOLOGY — 11.4%
Communications Equipment — 4.7%
978,800	3Com Corp. (b)	4,130,536
630,000	Comverse Technology, Inc. (b)	11,862,900
2,584,800	Lucent Technologies Inc. (a)(b)	8,193,816
2,399,000	Nokia Oyj, Sponsored ADR	32,914,280
8,337,600	Nortel Networks Corp. (b)	28,347,840

		85,449,372

Computers & Peripherals — 3.3%
1,483,000	Hewlett-Packard Co. (a)	27,806,250
166,200	International Business Machines Corp.	14,249,988
4,318,000	Sun Microsystems, Inc. (b)	17,444,720

		59,500,958

Electronic Equipment & Instruments — 1.3%
792,500	Celestica, Inc. (a)(b)	10,064,750
2,846,400	Solectron Corp. (a)(b)	14,089,680

		24,154,430

Software — 2.1%
1,190,800	Microsoft Corp.	32,925,620
848,700	Novell, Inc. (a)(b)	5,355,297

		38,280,917

	TOTAL INFORMATION TECHNOLOGY	207,385,677

MATERIALS — 2.9%
Chemicals — 0.6%
261,500	The Dow Chemical Co.	11,814,570

Metals & Mining — 1.0%
542,300	Alcoa Inc.	18,215,857

Paper & Forest Products — 1.3%
575,200	International Paper Co.	23,243,832

	TOTAL MATERIALS	53,274,259

TELECOMMUNICATION SERVICES — 6.4%
Diversified Telecommunication Services — 4.8%
810,840	AT&T Corp.	11,611,229
929,800	MCI Inc. (a)	15,574,150
1,059,800	SBC Communications Inc.	27,501,810
828,700	Verizon Communications Inc.	32,634,206

		87,321,395

See Notes to Schedule of Investments.

SALOMON BROTHERS INVESTORS VALUE FUND

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE

Wireless Telecommunication Services — 1.6%
1,005,600	AT&T Wireless Services, Inc. (b)	$14,862,768
585,300	Nextel Communications, Inc., Class A Shares (b)	13,953,552

		28,816,320

	TOTAL TELECOMMUNICATION SERVICES	116,137,715

UTILITIES — 5.2%
Electric Utilities — 2.8%
434,700	Ameren Corp.	20,061,405
383,700	FirstEnergy Corp.	15,762,396
509,000	PG&E Corp. (b)	15,473,600

		51,297,401

Gas Utilities — 1.2%
2,257,100	El Paso Corp. (a)	20,742,749

Multi-Utilities — 1.2%
1,043,400	NiSource Inc.	21,921,834

	TOTAL UTILITIES	93,961,984

	TOTAL COMMON STOCK (Cost — $1,471,749,674)	1,712,910,318

FACE
AMOUNT

REPURCHASE AGREEMENTS — 5.1%
$ 31,894,000	Deutsche Bank Securities Inc.dated 9/30/04, 1.83% due 10/1/04;
	Proceeds at maturity — $31,895,621; (Fully collateralized by
	Federal Home Loan Corp. Collaterized Mortgage Obligations, 0.000% to 10.700% due 9/15/14 thru 9/15/34;
	Market value — $32,531,880)	31,894,000
30,000,000	Merrill Lynch & Co., Inc. dated 9/30/04, 1.850% due 10/1/04;
	Proceeds at maturity — $30,001,542; (Fully collateralized by
	various U.S. Government Obligations and Agencies, 0.000% to 6.050% due 10/8/04 through 8/4/28;
	Market value — $30,600,210)	30,000,000
30,000,000	UBS Securities LLC dated 9/30/04, 1.850% due 10/1/04;
	Proceeds at maturity — $30,001,542; (Fully collateralized by
	various U.S. Government Obligations and Agencies, 0.000% to 8.875% due 1/15/05 through 5/15/30;
	Market value — $30,600,049)	30,000,000

	TOTAL REPURCHASE AGREEMENTS (Cost — $91,894,000)	91,894,000

	TOTAL INVESTMENTS — 99.5% (Cost — $1,563,643,674*)	1,804,804,318
	Other Assets in Excess of Liabilities — 0.5%	8,826,685

	TOTAL NET ASSETS — 100.0%	$1,813,631,003

LOANED SECURITIES COLLATERAL
116,255,786	State Street Navigator Securities Lending Trust Prime Portfolio
	(Cost — $116,255,786)	$116,255,786

(a) All or portion of this security is on loan.
(b) Non income producing security
* Aggregated cost for Federal income tax purposes is substantially the same.

Abbreviation used in this schedule: ADR - American Depositary Receipt.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Note 1.      Organization and Significant Accounting Policies

The Salomon Brothers Investment Series (“Investment Series”) consists of certain funds of the Salomon Brothers Series Funds Inc (“Series Fund”) and the Salomon Brothers Investors Value Fund Inc (“Investors Value Fund”).

The Salomon Brothers Investors Value Fund is a diversified open-end management investment company incorporated in Maryland.

The following is a summary of significant accounting policies consistently followed by the Fund and is in conformity with U.S. generally accepted accounting principles (“GAAP”):

(a) Investment Valuation. Portfolio securities, including options and futures contracts, listed or traded on national securities exchanges, or reported on the NASDAQ national market system, are valued at the last sale price, or if there have been no sales on that day, at the mean of the current bid and asked price which represents the current value of the security. Over-the-counter securities are valued at the mean of the current bid and asked price. Debt securities are valued by using either market quotations or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Publicly traded sovereign bonds are typically traded internationally on the over-the-counter market and are valued at the mean of the last current bid and asked price as of the close of business of that market. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund’s Board. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. Short-term securities with less than 60 days remaining to maturity when acquired by a Fund are valued at amortized cost, which approximates market value. If a Fund acquires such securities with more than 60 days remaining to maturity, they are valued at current market value, until the 60th day prior to maturity, and are then valued on an amortized cost basis.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Lending of Portfolio Securities. The Fund has an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations, and receives a lender’s fee. Fees earned by the Funds on securities lending are recorded as interest income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Funds maintain exposure for the risk of any losses in the investment of amounts received as collateral.

(d) Investment Transaction. Investment transactions are recorded as of the trade date.

Notes to Schedule of Investments (unaudited) (continued)

Note 2.      Investments

At September 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
	Appreciation	Depreciation	(Depreciation)

Salomon Brothers Investors Value Fund	$304,743,731	$(63,583,087)	$241,160,644

At September 30, 2004, the Salomon Brothers Investors Value Fund had securities on loan. The market value for the securities on loan was as follows:

Value

Salomon Brothers Investors Value Fund	$114,032,021

At September 30, 2004, the Salomon Brothers Investors Value Fund received cash collateral, which was invested into the State Street Navigator Securities Lending Trust Prime Portfolio. The amount of the cash collateral was as follows:

Amount

Salomon Brothers Investors Value Fund	$116,255,786

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

        Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Investors Value Fund Inc.

By	/s/ R. JAY GERKEN

R. Jay Gerken
Chief Executive Officer

Date: November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN

R. Jay Gerken
Chief Executive Officer

Date: November 29, 2004

By	/s/ FRANCES M. GUGGINO

Frances M. Guggino
Chief Financial Officer

Date: November 29, 2004